Cash flow information (Tables)	3 Months Ended
Sep. 30, 2019
Statement Of Cash Flows [Abstract]
Summary of Cash Flow Information
(in U.S. dollars, in thousands)
(a) Reconciliation of cash and cash equivalents	As of September 30, 2019	As of June 30, 2019
Cash at bank	34,131	50,005
Deposits at call	405	421
	34,536	50,426

(in U.S. dollars, in thousands)
(b) Reconciliation of net cash flows used in operations with loss after income tax	Three months ended September 30, 2019	Three months ended September 30, 2018
Loss for the period	(5,484)	(19,498)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	849	554
Foreign exchange (gains)/losses	(232)	10
Finance costs	2,165	1,762
Remeasurement of borrowing arrangements	281	—
Remeasurement of contingent consideration	288	622
Equity settled share-based payment	804	818
Deferred tax benefit	(1,932)	(711)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables	(15,378)	(19,616)
(Increase)/decrease in prepayments	(164)	(251)
Decrease/(increase) in tax assets	1,499	1,654
Increase/(decrease) in trade creditors and accruals	(300)	2,186
Increase/(decrease) in provisions	2,046	2,926
Increase/(decrease) in deferred consideration	—	10,000
Net cash outflows used in operations	(15,558)	(19,544)